Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation

	Years Ended November 30,
(in millions, except per share data)	2017	2016	2015
Net income for basic and diluted earnings per share	$2,606	$2,779	$1,757
Weighted-average shares outstanding	722	745	777
Dilutive effect of equity plans	3	2	2
Diluted weighted-average shares outstanding	725	747	779
Basic earnings per share	$3.61	$3.73	$2.26
Diluted earnings per share	$3.59	$3.72	$2.26